Financial risk management and financial instruments - Capital Allocation (Details)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Capital allocation
Gearing ratio	41.70%	61.50%	117.00%
Minimum
Capital allocation
Targeted gearing ratio	20.00%
Maximum
Capital allocation
Targeted gearing ratio	40.00%